Long-Term Debt - Annual Loan Payments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
2016	$ 12,957
2017	36,137
2018	114,676
2019	269,674
2020	138,172
Total long-term debt	571,616	$ 577,915
2007 Credit Facility (i)
Debt Instrument [Line Items]
2016	0
2017	12,975
2018	51,900
2019	121,100
2020	0
Total long-term debt	185,975
2008 Credit Facility (ii)
Debt Instrument [Line Items]
2016	0
2017	9,205
2018	36,819
2019	135,617
2020	0
Total long-term debt	181,641
2011 Credit Facility (iii)
Debt Instrument [Line Items]
2016	0
2017	1,000
2018	13,000
2019	0
2020	0
Total long-term debt	14,000
2013 Credit Facility (iv)
Debt Instrument [Line Items]
2016	12,957
2017	12,957
2018	12,957
2019	12,957
2020	138,172
Total long-term debt	$ 190,000